Note 46 Remuneration for non executive directors (Details) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[2]	€ 2,154	€ 2,037
José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	313	280
Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	231	267
Enrique Casanueva Nardiz [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[3]	72	0
Sonia Lilia Dulá [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	151	72
Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	256	205
Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	207	191
Connie Hedegaard [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	98	75
Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	119	119
Cristina de Parias Halcón
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[3]	58	0
José Maldonado Ramos [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[4]	85	171
Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	119	119
Juan Pi Llorens [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[4]	81	198
Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	171	146
Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[5]	86	86
Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	107	€ 107
Board of Directors Chairman [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[2]	858
Board of Directors Chairman [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	64
Board of Directors Chairman [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	64
Board of Directors Chairman [Member] | Enrique Casanueva Nardiz [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[3]	43
Board of Directors Chairman [Member] | Sonia Lilia Dulá [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	64
Board of Directors Chairman [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	64
Board of Directors Chairman [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	64
Board of Directors Chairman [Member] | Connie Hedegaard [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	64
Board of Directors Chairman [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	64
Board of Directors Chairman [Member] | Cristina de Parias Halcón
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[3]	43
Board of Directors Chairman [Member] | José Maldonado Ramos [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[4]	32
Board of Directors Chairman [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	64
Board of Directors Chairman [Member] | Juan Pi Llorens [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[4]	32
Board of Directors Chairman [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	64
Board of Directors Chairman [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[5]	64
Board of Directors Chairman [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	64
Executieve Committee [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[2]	292
Executieve Committee [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	83
Executieve Committee [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	83
Executieve Committee [Member] | Enrique Casanueva Nardiz [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[3]	0
Executieve Committee [Member] | Sonia Lilia Dulá [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Executieve Committee [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Executieve Committee [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	83
Executieve Committee [Member] | Connie Hedegaard [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Executieve Committee [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Executieve Committee [Member] | Cristina de Parias Halcón
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[3]	0
Executieve Committee [Member] | José Maldonado Ramos [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[4]	42
Executieve Committee [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Executieve Committee [Member] | Juan Pi Llorens [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[4]	0
Executieve Committee [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Executieve Committee [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[5]	0
Executieve Committee [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Audit Committee [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[2]	249
Audit Committee [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	83
Audit Committee [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	22
Audit Committee [Member] | Enrique Casanueva Nardiz [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[3]	11
Audit Committee [Member] | Sonia Lilia Dulá [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	33
Audit Committee [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Audit Committee [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Audit Committee [Member] | Connie Hedegaard [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	33
Audit Committee [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	33
Audit Committee [Member] | Cristina de Parias Halcón
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[3]	0
Audit Committee [Member] | José Maldonado Ramos [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[4]	0
Audit Committee [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	33
Audit Committee [Member] | Juan Pi Llorens [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[4]	0
Audit Committee [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Audit Committee [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[5]	0
Audit Committee [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Risk and Compliance Committee [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[2]	312
Risk and Compliance Committee [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Risk and Compliance Committee [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	53
Risk and Compliance Committee [Member] | Enrique Casanueva Nardiz [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[3]	18
Risk and Compliance Committee [Member] | Sonia Lilia Dulá [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	53
Risk and Compliance Committee [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	107
Risk and Compliance Committee [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Risk and Compliance Committee [Member] | Connie Hedegaard [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Risk and Compliance Committee [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Risk and Compliance Committee [Member] | Cristina de Parias Halcón
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[3]	0
Risk and Compliance Committee [Member] | José Maldonado Ramos [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[4]	0
Risk and Compliance Committee [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Risk and Compliance Committee [Member] | Juan Pi Llorens [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[4]	27
Risk and Compliance Committee [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	53
Risk and Compliance Committee [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[5]	0
Risk and Compliance Committee [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Remuneration Committee [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[2]	154
Remuneration Committee [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Remuneration Committee [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Remuneration Committee [Member] | Enrique Casanueva Nardiz [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[3]	0
Remuneration Committee [Member] | Sonia Lilia Dulá [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Remuneration Committee [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Remuneration Committee [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	36
Remuneration Committee [Member] | Connie Hedegaard [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Remuneration Committee [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	21
Remuneration Committee [Member] | Cristina de Parias Halcón
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[3]	0
Remuneration Committee [Member] | José Maldonado Ramos [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[4]	0
Remuneration Committee [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	21
Remuneration Committee [Member] | Juan Pi Llorens [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[4]	0
Remuneration Committee [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	32
Remuneration Committee [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[5]	21
Remuneration Committee [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	21
Appointments and Corporate Governance Committee [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[2]	143
Appointments and Corporate Governance Committee [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	58
Appointments and Corporate Governance Committee [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	8
Appointments and Corporate Governance Committee [Member] | Enrique Casanueva Nardiz [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[3]	0
Appointments and Corporate Governance Committee [Member] | Sonia Lilia Dulá [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Appointments and Corporate Governance Committee [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	23
Appointments and Corporate Governance Committee [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	23
Appointments and Corporate Governance Committee [Member] | Connie Hedegaard [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Appointments and Corporate Governance Committee [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Appointments and Corporate Governance Committee [Member] | Cristina de Parias Halcón
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[3]	8
Appointments and Corporate Governance Committee [Member] | José Maldonado Ramos [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[4]	12
Appointments and Corporate Governance Committee [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Appointments and Corporate Governance Committee [Member] | Juan Pi Llorens [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[4]	12
Appointments and Corporate Governance Committee [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Appointments and Corporate Governance Committee [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[5]	0
Appointments and Corporate Governance Committee [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Technology And Cybersecurity Committee [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[2]	82
Technology And Cybersecurity Committee [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Technology And Cybersecurity Committee [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Technology And Cybersecurity Committee [Member] | Enrique Casanueva Nardiz [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[3]	0
Technology And Cybersecurity Committee [Member] | Sonia Lilia Dulá [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Technology And Cybersecurity Committee [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	21
Technology And Cybersecurity Committee [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Technology And Cybersecurity Committee [Member] | Connie Hedegaard [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Technology And Cybersecurity Committee [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Technology And Cybersecurity Committee [Member] | Cristina de Parias Halcón
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[3]	7
Technology And Cybersecurity Committee [Member] | José Maldonado Ramos [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[4]	0
Technology And Cybersecurity Committee [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Technology And Cybersecurity Committee [Member] | Juan Pi Llorens [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[4]	11
Technology And Cybersecurity Committee [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	21
Technology And Cybersecurity Committee [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[5]	0
Technology And Cybersecurity Committee [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	21
Other positions [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[2],[6]	65
Other positions [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[6]	25
Other positions [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[6]	0
Other positions [Member] | Enrique Casanueva Nardiz [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[3],[6]	0
Other positions [Member] | Sonia Lilia Dulá [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[6]	0
Other positions [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[6]	40
Other positions [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[6]	0
Other positions [Member] | Connie Hedegaard [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[6]	0
Other positions [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[6]	0
Other positions [Member] | Cristina de Parias Halcón
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[3],[6]	0
Other positions [Member] | José Maldonado Ramos [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[4],[6]	0
Other positions [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[6]	0
Other positions [Member] | Juan Pi Llorens [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[4],[6]	0
Other positions [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[6]	0
Other positions [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[5],[6]	0
Other positions [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[6]	€ 0

[1]	(1) Includes amounts corresponding to the positions in the Board and its various committees, the composition of which was modified on April 26, 2024.
[2]
(6) The total amount reported for the first half of 2023 does not include the amounts corresponding to the roles on the Board and the different Committees received by Susana Rodríguez Vidarte, who left office on March 17, 2023, and whose remuneration for these roles corresponding to 2023 amounted to €112 thousand.

[3]	(3) Directors appointed by the General Shareholders' Meeting held on March 15, 2024. Remuneration in 2024 corresponding to the period in the role during the financial year.
[4]	(4) Directors who left office on March 15, 2024. Remuneration in 2024 corresponding to the term of office during the financial year.
[5]
(5) In addition, in the six months ended June 30, 2024 and 2023, director Carlos Salazar Lomelín received €65 thousand and €58 thousand, respectively, as per diems for his membership of the management body of BBVA México, S.A. and Grupo Financiero BBVA México, S.A. de C.V. and the strategy forum of BBVA México, S.A.

[6]	(2) Amounts corresponding to the positions of Deputy Chair of the Board of Directors and Lead Director.